Leases - Disclosure Of Quantitative Information About Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases
Non-current	¥ 33,865	$ 5,315	¥ 43,016
Current	20,572	$ 3,228	16,585
Lease liabilities.	¥ 54,437		¥ 59,601